Share-Based Payments - Summary of Exercise Price and Number for Shares of Options Outstanding (Detail)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2013 JPY (¥)	Dec. 31, 2012 JPY (¥)
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)				¥ 1,320	¥ 1,320	¥ 344	¥ 344
December eighteen two thousand twelve [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 344
Number (Shares)			14,000,000
December seventeen two thousand thirteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 344
Number (Shares)	544,500	763,500	1,654,000
February eight two thousand fourteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (Shares)	649,000	818,000	1,135,000
August nine two thousand fourteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (Shares)	148,500	218,000	311,000
November one two thousand fourteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (Shares)	122,500	145,000	221,500
February Four Two Thousand Fifteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (Shares)	891,500	1,246,500	5,590,000
July Eighteen Two Thousand Seventeen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 4,206
Number (Shares)	1,382,300	2,386,000